Cover	Dec. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2025
Entity File Number	001-41147
Entity Registrant Name	AMAZE HOLDINGS, INC.
Entity Central Index Key	0001880343
Entity Tax Identification Number	87-3905007
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2901 West Coast Highway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92663
City Area Code	(888)
Local Phone Number	672-0365
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	AMZE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Fresh Vine Wine, Inc.